Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables

	December 31, 2024	December 31, 2023
Trade receivables, net of expected credit loss	893,659	846,681
Other receivables	33,995	48,090
	927,654	894,771